Accrued Expenses and Other Liabilities - Schedule of Product Warranty Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Beginning Balance	¥ 22,463	¥ 12,744
Provided during the year	88,375	52,275
Utilized during the year	(88,418)	(42,556)
Ending Balance	¥ 22,420	¥ 22,463